<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 9th day of August, 2011.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 277
FORM 13F INFORMATION TABLE VALUE TOTAL: $562,908,793

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alcoa, Inc.
Alexco Resource Corp.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
American Intl. Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
00971T101
13817101
01535P106
18490102
01861G100
18772103
02209S103
023135106
025537101
25816109
26874107

$15,060,188
$3,940,080
$7,741,071
$928,054
$256,588
$432,240
$942,877
$144,200
$317,016
$997,600
$274,544
$879,057
$315,528
$233,164
$275,820
$2,055,185


158,779
74,878
128,121
79,457
4,600
13,735
59,450
20,000
3,808
20,000
84,998
33,285
1,543
6,188
5,335
70,095

158,779
74,878
128,121
79,457
4,600
13,735
59,450
20,000
3,808
20,000
84,998
33,285
1,543
6,188
5,335
70,095



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alcoa, Inc.
Alexco Resource Corp.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
American Intl. Group, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

158,779
74,878
128,121
79,457
4,600
13,735
59,450
20,000
3,808
20,000
84,998
33,285
1,543
6,188
5,335
70,095

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Amex Health Care SPDR
Angeion Corp.
Apache Corp.
Apple Computer
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

81369Y209
03462H404
37411105
037833100
00206R102
53015103
057665200
60505104
06425J102
67901108
71813109
54937107
07556Q105
075887109
084670207
84670108
88606108


$236,061
$58,696
$7,482,493
$17,513,918
$1,960,409
$571,104
$7,568,205
$4,190,129
$10,433
$375,907
$284,602
$9,513,250
$344,085
$567,602
$14,626,710
$2,205,995
$4,775,503


6,644
12,650
60,641
52,176
62,414
10,841
172,869
382,311
13,023
8,300
4,768
354,443
101,500
6,587
189,000
19
50,465


6,644
12,650
60,641
52,176
62,414
10,841
172,869
382,311
13,023
8,300
4,768
354,443
101,500
6,587
189,000
19
50,465










Amex Health Care SPDR
Angeion Corp.
Apache Corp.
Apple Computer
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


6,644
12,650
60,641
52,176
62,414
10,841
172,869
382,311
13,023
8,300
4,768
354,443
101,500
6,587
189,000
19
50,465


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Bioclinica, Inc.
Biodelivery Sci International, Inc.
Blue Coat Systems
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cenovus Energy
CenturyLink, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09071B100
09060J106
09534T508
096627104
55622104
106776107
110122108
118230101
136385101
139793103
14808P109
149123101
15135U109
156700106
165167107
166764100
17275R102


$118,673
$71,060
$2,212,647
$1,829,520
$656,865
$973,000
$572,452
$897,384
$795,340
$168,071
$455,310
$11,724,866
$236,881
$250,140
$499,950
$1,976,585
$5,852,111


23,830
22,000
101,219
63,000
14,831
50,000
19,767
13,900
19,000
48,158
12,058
110,134
6,290
6,187
16,839
19,220
374,895


23,830
22,000
101,219
63,000
14,831
50,000
19,767
13,900
19,000
48,158
12,058
110,134
6,290
6,187
16,839
19,220
374,895









Bioclinica, Inc.
Biodelivery Sci International, Inc.
Blue Coat Systems
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cenovus Energy
CenturyLink, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


23,830
22,000
101,219
63,000
14,831
50,000
19,767
13,900
19,000
48,158
12,058
110,134
6,290
6,187
16,839
19,220
374,895


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Citigroup, Inc.
Coach, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
ConocoPhillips
Credit Suisse ETN
Crexus Investment Corp.
CSX Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Duke Energy Corporation

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


172967101
189754104
191216100
194162103
20825C104
22542D852
226553105
126408103
231269101
126650100
237690102
23311P100
244199105
249030107
25179M103
254687106
264399106

$1,068,191
$394,768
$4,868,364
$4,646,016
$3,229,032
$489,307
$277,750
$481,399
$35,800
$2,564,948
$202,300
$1,286,458
$244,877
$456,960
$9,668,647
$891,674
$1,114,435


25,653
6,175
72,349
53,152
42,945
20,070
25,000
18,360
10,000
68,253
35,000
31,400
2,970
12,000
122,683
22,840
59,184


25,653
6,175
72,349
53,152
42,945
20,070
25,000
18,360
10,000
68,253
35,000
31,400
2,970
12,000
122,683
22,840
59,184










Citigroup, Inc.
Coach, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
ConocoPhillips
Credit Suisse ETN
Crexus Investment Corp.
CSX Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Duke Energy Corporation


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


25,653
6,175
72,349
53,152
42,945
20,070
25,000
18,360
10,000
68,253
35,000
31,400
2,970
12,000
122,683
22,840
59,184


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Dupont de nemours E.I.

Easylink Services Intl. CL A

Eaton Corp

El Paso Pipeline Partners LP

EMC Corp. MASS

Emerson Electric

Encana Corp.

Encore Energy Partners LP

Endeavour Silver Corp.

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners

EQT Corp.

Exactech, Inc.

Exterran Partners LP

Exxon  Mobile Corporation

F5 Networks, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


263534109
277858106
278058102
283702108
268648102
291011104
292505104
29257A106
29258Y103
29273V100
29273R109
293792107
26884L109
30064 109
30225N105
302290101
315616102

$276,087
$176,940
$478,279
$2,502,000
$853,113
$1,094,906
$385,368
$1,535,040
$399,000
$584,480
$2,467,935
$2,329,019
$544,842
$360,200
$1,155,600
$9,127,337
$626,220


5,108
30,298
9,296
72,000
30,966
19,465
12,516
72,000
47,500
13,000
50,500
53,900
10,374
20,000
45,000
112,157
5,680


5,108
30,298
9,296
72,000
30,966
19,465
12,516
72,000
47,500
13,000
50,500
53,900
10,374
20,000
45,000
112,157
5,680










Dupont de nemours E.I.
Easylink Services Intl. CL A
Eaton Corp
El Paso Pipeline Partners LP
EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Energy Partners LP
Endeavour Silver Corp.
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exterran Partners LP
Exxon  Mobile Corporation
F5 Networks, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,108
30,298
9,296
72,000
30,966
19,465
12,516
72,000
47,500
13,000
50,500
53,900
10,374
20,000
45,000
112,157
5,680



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Fidelity National Info. Services
Fidus Investment Corp.
First Citizens Bancshares CL A
FNB United Corp.
Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Hatteras Financial Corp.
Hawkins, Inc.
Hewlet-Packard Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


31620M106
316500107
31946M103
302519103
35671D857
36467W109
369550108
369604103
373737105
375558103
37733W105
38141G104
38259P508
393122106
41902R103
420261109
428236103



$726,644
$370,250
$964,183
$7,440
$3,131,257
$659,282
$401,141
$9,773,573
$155,549
$943,113
$258,902
$4,036,886
$7,268,072
$2,944,330
$1,052,979
$547,646
$865,920



23,600
25,000
5,150
17,302
59,192
24,720
5,383
518,217
14,786
22,775
6,035
30,332
14,353
32,986
37,300
15,120
23,789



23,600
25,000
5,150
17,302
59,192
24,720
5,383
518,217
14,786
22,775
6,035
30,332
14,353
32,986
37,300
15,120
23,789











Fidelity National Info. Services
Fidus Investment Corp.
First Citizens Bancshares CL A
FNB United Corp.
Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Hatteras Financial Corp.
Hawkins, Inc.
Hewlet-Packard Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


23,600
25,000
5,150
17,302
59,192
24,720
5,383
518,217
14,786
22,775
6,035
30,332
14,353
32,986
37,300
15,120
23,789



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
Inergy LP
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Irobot Corp.
Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA
Ishares Gold Trust


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


431284108
437076102
443510201
446150104
450913108
456615103
45685X104
45810N302
458140100
459200101
06739F291
06740L451
46269C102
462726100
464287168
464287184
464285105



$1,220,310
$291,788
$747,639
$593,483
$538,224
$884,000
$1,874,272
$106,150
$7,591,617
$7,105,773
$1,176,250
$465,400
$350,325
$462,652
$342,498
$2,622,269
$2,728,530



36,834
8,056
11,511
90,470
28,690
25,000
101,148
11,000
342,582
41,421
16,782
10,000
40,500
13,110
6,472
61,054
186,375



36,834
8,056
11,511
90,470
28,690
25,000
101,148
11,000
342,582
41,421
16,782
10,000
40,500
13,110
6,472
61,054
186,375











Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
Inergy LP
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Irobot Corp.
Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA
Ishares Gold Trust

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

36,834
8,056
11,511
90,470
28,690
25,000
101,148
11,000
342,582
41,421
16,782
10,000
40,500
13,110
6,472
61,054
186,375

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares MSCI South Korea Index
Ishares S&P GLB ERG Sect
Ishares S&P GLB Materials  Sector
Ishares S&P Global Telecom
Ishares S&P Midcap 400 Index
Ishares S&P Smallcap 600 Index
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell 1000 Growth
Ishares TR Russell Midcp Indx Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287176
464286400
464287465
464287234
464286871
464286848
464286665
464286772
464287341
464288695
464287275
464287507
464287804
464288513
464287655
464287614
464287499

$4,467,975
$469,440
$2,220,609
$9,826,060
$618,994
$1,043,000
$522,091
$705,250
$676,350
$266,406
$217,518
$1,100,107
$271,284
$745,658
$1,698,808
$248,999
$3,452,957

40,383
6,400
36,924
206,430
33,423
100,000
10,966
10,850
16,200
3,630
3,590
11,260
3,700
8,166
20,517
4,090
31,580

40,383
6,400
36,924
206,430
33,423
100,000
10,966
10,850
16,200
3,630
3,590
11,260
3,700
8,166
20,517
4,090
31,580









Ishares Lehman Treasury

Ishares MSCI Brazil Free Index Fund

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pac Ex-Japan Index Fd

Ishares MSCI South Korea Index

Ishares S&P GLB ERG Sect

Ishares S&P GLB Materials  Sector

Ishares S&P Global Telecom

Ishares S&P Midcap 400 Index

Ishares S&P Smallcap 600 Index

Ishares TR Iboxx $ High Yield Corp.

Ishares TR RUS 2000 I FD

Ishares TR Russell 1000 Growth

Ishares TR Russell Midcp Indx Fnd




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


40,383
6,400
36,924
206,430
33,423
100,000
10,966
10,850
16,200
3,630
3,590
11,260
3,700
8,166
20,517
4,090
31,580

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR S&P Citigrp 1-3 Yr, Intl.
Ishares TS and P500 I F
Isle of Capri Casinos
Johnson & Johnson
Kellogg Company
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Marathon Oil Corp.
Market Vectors ETF Brazil Small


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464288125
464287200
464592104
478160104
487836108
494550106
49456B101
50075N104
501014104
50540R409
52602 E102
534187109
536020100
548661107
559080106
565849106
57060U613

$1,332,606
$4,723,250
$177,000
$12,610,474
$6,281,863
$3,281,520
$315,168
$415,080
$119,826
$416,197
$251,966
$279,772
$1,457,311
$9,146,686
$1,612,650
$298,538
$2,145,056

12,200
35,669
20,000
189,574
113,555
45,200
10,970
11,782
12,600
4,300
12,050
9,820
37,300
392,393
26,999
5,667
37,805

12,200
35,669
20,000
189,574
113,555
45,200
10,970
11,782
12,600
4,300
12,050
9,820
37,300
392,393
26,999
5,667
37,805









Ishares TR S&P Citigrp 1-3 Yr, Intl.
Ishares TS and P500 I F
Isle of Capri Casinos
Johnson & Johnson
Kellogg Company
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Marathon Oil Corp.
Market Vectors ETF Brazil Small



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,200
35,669
20,000
189,574
113,555
45,200
10,970
11,782
12,600
4,300
12,050
9,820
37,300
392,393
26,999
5,667
37,805

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Marvel Tech Group
McDonalds Corporation
Medco Health Solutions, Inc.
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch Trded NT Alrn MLP
Mosaic Company
National Presto Industries, Inc.
Natural Resource Partners LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


57060U589
57060U605
57060U100
G5876H105
580135101
58405U102
584946107
585055106
58933Y105
591520200
592688105
594918104
46625H100
46625H365
61945A107
6706D8104
63900P103

$705,288
$2,605,050
$1,486,649
$154,294
$7,804,828
$1,781,850
$110,500
$2,969,507
$5,965,294
$208,980
$1,248,158
$12,411,542
$4,307,748
$1,310,875
$4,122,522
$2,253,382
$829,250

20,455
48,430
27,233
10,450
92,562
31,526
10,000
77,070
169,036
18,000
7,400
477,367
105,221
35,305
60,867
22,203
25,000

20,455
48,430
27,233
10,450
92,562
31,526
10,000
77,070
169,036
18,000
7,400
477,367
105,221
35,305
60,867
22,203
25,000









Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Marvel Tech Group
McDonalds Corporation
Medco Health Solutions, Inc.
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch. Trded NT Alrn MLP
Mosaic Company
National Presto Industries, Inc.
Natural Resource Partners LP

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,455

48,430

27,233

10,450

92,562

31,526

10,000

77,070

169,036

18,000

7,400

477,367

105,221

35,305

60,867

22,203

25,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Netflix, Inc.
Newbridge Bancorp
Newfield Exploration Company
Nextera Energy, Inc.
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Oil Service Holders Dep.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Oracle Corp.
Patriot Coal Corp.
Penn Virginia Resource Partners LP
PennyMac Mortgage Investment Reit


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


64110L106
65080T102
651290108
65339F101
654902204
655844108
66987E206
66987V109
67074U103
674599105
678002106
679580100
680223104
68389X105
70336T104
707884102
70931T103

$672,486
$108,761
$204,060
$285,576
$163,036
$322,649
$411,360
$544,490
$940,500
$624,136
$293,208
$277,587
$409,100
$2,667,718
$676,927
$2,587,318
$828,500

2,560
23,747
3,000
4,970
25,395
4,306
44,713
8,910
50,000
5,999
1,929
7,442
34,817
81,061
30,410
96,040
50,000

2,560
23,747
3,000
4,970
25,395
4,306
44,713
8,910
50,000
5,999
1,929
7,442
34,817
81,061
30,410
96,040
50,000









Netflix, Inc.

Newbridge Bancorp

Newfield Exploration Company

Nextera Energy, Inc.

Nokia Corp.

Norfolk Southern Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

Nuveen Energy MLP Total Return

Occidental Pete. Corp.

Oil Service Holders Dep.

Old Dominion Freight Lines

Old Rep. Intl. Corp.

Oracle Corp.

Patriot Coal Corp.

Penn Virginia Resource Partners LP

PennyMac Mortgage Investment Reit




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


2,560
23,747
3,000
4,970
25,395
4,306
44,713
8,910
50,000
5,999
1,929
7,442
34,817
81,061
30,410
96,040
50,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pepsico, Inc.
Perrigo Company
Petrohawk Energy Corp.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging
Prospect Capital Corporation
Qualcomm, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

713448108
714290103
716495106
71654V408
717081103
718172109
720186105
72201B101
723787107
73935A104
74005P104
742718109
743263105
74347R370
74347R396
74348T102
747525103

$21,003,775
$656,389
$666,583
$1,439,964
$4,176,176
$8,182,263
$228,917
$248,160
$447,850
$295,291
$418,927
$13,081,244
$381,295
$464,000
$296,000
$758,250
$9,135,751


298,222
7,470
27,020
42,527
202,727
122,544
7,565
12,000
5,000
5,176
3,865
205,777
7,942
10,000
10,000
75,000
160,869

298,222
7,470
27,020
42,527
202,727
122,544
7,565
12,000
5,000
5,176
3,865
205,777
7,942
10,000
10,000
75,000
160,869









Pepsico, Inc.
Perrigo Company
Petrohawk Energy Corp.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging
Prospect Capital Corporation
Qualcomm, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


298,222
7,470
27,020
42,527
202,727
122,544
7,565
12,000
5,000
5,176
3,865
205,777
7,942
10,000
10,000
75,000
160,869

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Regions Financial Corp.
Response Cap Corp.
RLJ Lodging Trust
Ruddick Corp.
Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Silver Wheaton Corporation
Skyworks Solutions, Inc.
SmartHeat, Inc.
Sodastream International
Solar Senior Capital Ltd.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

758940100
76120W302
74965L101
781258108
78355W106
78462F103
78390X101
803111103
78401V102
806857108
808524706
816851109
828336107
83088M102
83172F104
M9068E105
83416M105

$94,451
$474,000
$184,122
$1,122,853
$455,580
$2,087,501
$1,024,321
$228,146
$691,475
$388,195
$1,329,956
$206,496
$478,335
$822,339
$127,000
$682,896
$269,250


15,234
75,000
10,600
25,789
9,000
15,818
60,899
12,014
24,110
4,493
46,437
3,905
14,495
35,785
100,000
11,230
15,000

15,234
75,000
10,600
25,789
9,000
15,818
60,899
12,014
24,110
4,493
46,437
3,905
14,495
35,785
100,000
11,230
15,000









Regions Financial Corp.
Response Cap Corp.
RLJ Lodging Trust
Ruddick Corp.
Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Silver Wheaton Corporation
Skyworks Solutions, Inc.
SmartHeat, Inc.
Sodastream International
Solar Senior Capital Ltd.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,234
75,000
10,600
25,789
9,000
15,818
60,899
12,014
24,110
4,493
46,437
3,905
14,495
35,785
100,000
11,230
15,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Solutia, Inc.
Sonoco Products
Southern Community Financial
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
Spectra Energy Partners LP
Starwood Property Trust Reit
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

834376501
835495102
842632101
84265V105
78463X863
78463V107
78463X400
78467Y107
78464A763
847560109
84756N109
85571B105
858912108
863667101
86764L108
867914103
78486Q101

$561,859
$3,957,841
$37,167
$663,152
$320,819
$2,766,719
$3,282,027
$424,993
$232,458
$1,852,368
$795,500
$1,025,500
$1,317,639
$538,011
$861,500
$255,884
$253,768


24,589
111,363
33,788
20,175
7,945
18,950
41,900
2,395
4,300
67,580
25,000
50,000
14,785
9,167
10,000
9,918
4,250

24,589
111,363
33,788
20,175
7,945
18,950
41,900
2,395
4,300
67,580
25,000
50,000
14,785
9,167
10,000
9,918
4,250









Solutia, Inc.
Sonoco Products
Southern Community Financial
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
Spectra Energy Partners LP
Starwood Property Trust - Reit
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


24,589
111,363
33,788
20,175
7,945
18,950
41,900
2,395
4,300
67,580
25,000
50,000
14,785
9,167
10,000
9,918
4,250

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sysco Corporation
Targa Resources Partners LP
Target Corporation
Teekay LNG Partners LP
Teekay Tankers Ltd.
Tellabs, Inc.
Teva Pharmaceutical
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Travelcenters of America LLC
Ultra Petroleum Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

871829107
87611X105
87612E106
Y8564M105
Y8565N102
879664100
881624209
89148B101
892331307
894174101
903914109
74347R297
904708104
907818108
913017109
91912E105
922908413

$8,513,824
$1,958,000
$355,015
$924,750
$300,800
$117,901
$6,354,528
$235,690
$2,983,274
$54,500
$501,510
$345,100
$799,022
$584,327
$9,883,823
$5,510,928
$3,977,854


273,054
55,000
7,568
25,000
32,000
25,575
131,782
9,100
36,196
10,000
10,950
10,000
14,220
5,597
111,669
172,486
65,924

273,054
55,000
7,568
25,000
32,000
25,575
131,782
9,100
36,196
10,000
10,950
10,000
14,220
5,597
111,669
172,486
65,924









Sysco Corporation
Targa Resources Partners LP
Target Corporation
Teekay LNG Partners LP
Teekay Tankers Ltd.
Tellabs, Inc.
Teva Pharmaceutical
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Travelcenters of America LLC
Ultra Petroleum Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


273,054
55,000
7,568
25,000
32,000
25,575
131,782
9,100
36,196
10,000
10,950
10,000
14,220
5,597
111,669
172,486
65,924

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Index FDS Vangrd Ttl Stk
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Reit
Vanguard Small Cap
Verifone Systems, Inc.
Verizon Communications
VF Corporation
Visa, Inc.
VMWare, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

921937819
922042858
922908736
922908769
922908637
921910816
922908629
922908553
922908751
92342Y109
92343V104
918204108
92826C839
928563402
931422109
931142103
949746101

$1,357,723
$5,614,991
$349,326
$213,340
$473,814
$454,318
$1,016,911
$341,939
$1,039,280
$369,214
$287,043
$1,795,908
$1,580,802
$605,389
$6,062,736
$8,398,033
$1,748,447


16,173
115,487
5,400
3,119
7,820
9,180
12,645
5,689
13,316
8,325
7,710
16,543
18,761
6,040
142,787
158,036
62,311

16,173
115,487
5,400
3,119
7,820
9,180
12,645
5,689
13,316
8,325
7,710
16,543
18,761
6,040
142,787
158,036
62,311









Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Index FDS Vangrd Ttl Stk
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Reit
Vanguard Small Cap
Verifone Systems, Inc.
Verizon Communications
VF Corporation
Visa, Inc.
VMWare, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


16,173
115,487
5,400
3,119
7,820
9,180
12,645
5,689
13,316
8,325
7,710
16,543
18,761
6,040
142,787
158,036
62,311

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Whiting Petroleum Corp.
Williams Partners LP
Wisdomtree TR Emrgng SCAP Fund
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation



common
common
common
common
common
common

966387102
96950F104
97717W281
988498101
98956P102
989701107

$367,639
$828,954
$452,546
$502,684
$1,330,613
$516,935

6,460
15,300
8,615
9,100
21,054
21,530

6,460
15,300
8,615
9,100
21,054
21,530


Grand Total 03/31/11




$562,908,793












Whiting Petroleum Corp.
Williams Partners LP
Wisdomtree TR Emrgng SCAP Fund
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation

0
0
0
0
0
0

0
0
0
0
0
0

6,460
15,300
8,615
9,100
21,054
21,530

0
0
0
0
0
0

0
0
0
0
0
0



















